SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

DWS International Growth Fund
DWS International Growth VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund's summary prospectuses.
Sebastian P. Werner, PhD, Director. Lead Portfolio Manager of the fund. Began managing the fund in 2013.
Julia A. Merz, PhD, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2019.
Please Retain This Supplement for Future Reference
October 9, 2019
PROSTKR-102